Reciprocal Exchanges (Tables)	9 Months Ended
Sep. 30, 2014
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule Of Variable Interest Entity Balance Sheet
The following table presents the balance sheet of the Reciprocal Exchanges as of September 15, 2014:

September 2014
Assets:
Cash and investments	$235,684
Accrued investment income	1,975
Premiums receivables	55,914
Reinsurance recoverable on unpaid losses	18,734
Prepaid reinsurance premiums	27,166
Intangible assets, net	13,901
Income tax receivable	819
Other assets	1,665
Total assets	$355,858
Liabilities:
Unpaid loss and loss adjustment expense reserves	$101,153
Unearned premiums	114,786
Reinsurance payable	5,167
Accounts payable and accrued expenses	9,853
Deferred tax liability	24,046
Notes payable	44,600
Due to affiliate	17,808
Other liabilities	1,077
Total liabilities	318,490
Stockholders’ equity:
Non-controlling interest	37,368
Total stockholders’ equity	37,368
Total liabilities and stockholders' equity	$355,858